C-band repurposing - Summary of Costs and Expected Reimbursements of Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2025	Jan. 01, 2024	Jan. 01, 2023
Schedule of costs and expected reimbursements of Assets in the course of construction [Line Items]
Cost at beginning balance	€ 1,157	€ 1,088	€ 1,075
Additions		0	52
Impact of currency translation	(134)	69	(39)
Cost at ending balance	1,023	1,157	1,088
Expected at beginning balance	11	293	396
Additions / (rejections) (net)					€ (10)	€ 38
Repayments				€ (11)	(257)	(130)
In-kind reimbursements					(22)
Impact of currency translation					7	(11)
Expected at ending balance	0	11	293
Space segment [member]
Schedule of costs and expected reimbursements of Assets in the course of construction [Line Items]
Cost at beginning balance	1,098	1,033	1,022
Additions		0	48
Impact of currency translation	(127)	65	(37)
Cost at ending balance	971	1,098	1,033
Expected at beginning balance	2	243	345
Additions / (rejections) (net)					(11)	36
Repayments				(2)	(213)	(129)
In-kind reimbursements					(22)
Impact of currency translation					5	(9)
Expected at ending balance	0	2	243
Ground segment [member]
Schedule of costs and expected reimbursements of Assets in the course of construction [Line Items]
Cost at beginning balance	59	55	53
Additions		0	4
Impact of currency translation	(7)	4	(2)
Cost at ending balance	52	59	55
Expected at beginning balance	9	50	51
Additions / (rejections) (net)					1	2
Repayments				€ (9)	(44)	(1)
In-kind reimbursements					0
Impact of currency translation					€ 2	€ (2)
Expected at ending balance	€ 0	€ 9	€ 50